Long-Term Equity Investments - Schedule of Consolidated Financial Statements (Details) - Hangzhou Tangchuang Weilai Technology Co., Ltd (“Hangzhou Tangchuang”) [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Financial Statements [Line Items]
Country of incorporation Principle place of business	the People’s Republic of China
Proportion of ownership, Interest held	40.00%	100.00%